Financial Risk Management Objectives and Policies - Disclosure of summary illustrates the fluctuations in the exchange rates applied (Detail) - Currency risk [member]	9 Months Ended
Sep. 30, 2026
CAD
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.7098
Closing rate	0.7048
BRL
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.1943
Closing rate	0.193